Income Taxes - Additional information (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2013
Income Tax Rate Reconciliation
Tonnage tax included in operating expenses	$ 300,000	$ 200,000	$ 200,000
Valuation allowances	23,485,000	20,863,000		$ 23,485,000
Entrance tax	$ 228,000	295,000		228,000		$ 3,000,000.0
Entrance tax, annual decline in gain	20.00%
Deferred tax assets	$ 0			0
Entrance tax payable	300,000	400,000	$ 400,000
Entrance tax payable	$ 290,000	$ 380,000
Ordinary income tax rate	22.00%
Income tax rate, deferred tax liabilities	22.00%	22.00%
Estimated income tax payable	$ 600,000	$ 100,000		600,000
Entrance tax payable, current	60,000.00	80,000.00
Entrance tax payable, non current	230,000	$ 300,000		230,000
Entrance tax payable related to acquisition					$ 100,000
Unrecognized tax benefits	0			0
Interest or penalties on tax return	$ 0			$ 0
Period for income tax returns	10 years
Minimum percentage of ownership/control required to constitute a related party	25.00%
KNOT [Member]
Income Tax Rate Reconciliation
Ownership interest in partnership	25.00%
Norwegian Ordinary Tax Regime [Member]
Income Tax Rate Reconciliation
Ordinary income tax rate				22.00%
Period for income tax returns	10 years
UK tax
Income Tax Rate Reconciliation
Ordinary income tax rate	19.00%	19.00%
Income tax expense	$ 8,997,000	$ 10,233,000